Employee Benefits - Schedule of Breakdown of Fair Value of Plan Assets by Asset Class (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [line items]
Total plan assets	¥ 345,630	¥ 342,503
With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	0	0
Investment trust funds	0	0
Cash and cash equivalent	7,681	10,106
Others	517	(1,069)
Total plan assets	81,360	76,442
No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Life insurance company general accounts	70,775	72,556
Investment trust funds	40,026	12
Cash and cash equivalent	0	0
Others	18,727	26,350
Total plan assets	264,269	266,061
Japan
Disclosure of fair value of plan assets [line items]
Total plan assets	217,296	225,363
Japan | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	9,911	10,156
Bonds	14,567	1,296
Japan | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	2,178	2,713
Bonds	17,405	15,876
Foreign
Disclosure of fair value of plan assets [line items]
Total plan assets	128,333	117,140
Foreign | With quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	38,277	34,924
Bonds	10,407	21,028
Foreign | No quoted prices in active markets
Disclosure of fair value of plan assets [line items]
Equities	81,265	101,870
Bonds	¥ 33,893	¥ 46,683